CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets amortization	$ 10,402	$ 11,185	$ 9,839
Interest income
Loans and leases, including fees	743,770	458,742	385,535
Investment securities
Taxable	125,520	102,314	79,212
Tax-exempt	13,901	18,466	18,323
Total interest on investment securities	139,421	120,780	97,535
Other earning assets	19,813	5,484	147
Total interest income	903,004	585,006	483,217
Interest expense
Deposits	202,010	28,140	14,435
Short-term borrowings	53,378	19,132	198
Long-term borrowings	19,846	18,591	16,466
Total interest expense	275,234	65,863	31,099
Net interest income	627,770	519,143	452,118
Provision for loan and lease losses	43,074	6,731	(19,024)
Provision for Other Credit Losses	33	4,982	903
Net interest income after provision for credit losses	584,663	507,430	470,239
Noninterest income
Service charges on deposit accounts	27,289	28,062	31,876
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions	26,081	23,506	23,780
Bankcard income	14,039	14,380	14,300
Client derivative fees	5,155	5,441	7,927
Foreign exchange income	54,051	54,965	44,793
Net gain from sales of loans	13,217	15,048	33,021
Net gain (loss) on sales/transfers of investment securities	(1,258)	(569)	(759)
Equity Securities, FV-NI, Unrealized Gain (Loss)	206	(639)	702
Other	22,320	17,873	15,866
Total noninterest income	212,422	189,641	171,506
Noninterest expenses
Salaries and employee benefits	292,731	269,368	245,924
Net occupancy	22,990	22,208	22,142
Furniture and equipment	13,543	13,224	13,819
Data processing	35,852	33,662	31,363
Marketing	9,647	8,744	7,983
Communication	2,729	2,683	2,930
Professional services	9,926	9,734	11,676
State intangible tax	3,914	4,285	4,256
FDIC assessments	11,948	7,194	5,630
Other	32,307	52,699	45,250
Total noninterest expenses	478,489	455,349	400,812
Income before income taxes	318,596	241,722	240,933
Income tax expense	62,733	24,110	35,773
Net income	$ 255,863	$ 217,612	$ 205,160
Earnings per common share
Basic	$ 2.72	$ 2.33	$ 2.16
Diluted	$ 2.69	$ 2.30	$ 2.14
Average common shares outstanding - basic	93,938,772	93,528,712	95,034,690
Average common shares outstanding - diluted	95,096,067	94,586,851	95,897,385
Operating Lease, Lease Income	$ 51,322	$ 31,574	$ 0
Operating Lease, Expense	$ 32,500	$ 20,363	$ 0